UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, LP (1)

Address:  c/o AlphaOne Investment Services, LLC
          One Tower Bridge
          100 Front Street, Suite 250
          W. Conshohocken, PA  19428


13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arden Armstrong
Title:  Authorized Person
Phone:  (267) 597-3854


Signature, Place and Date of Signing:

/s/ Arden Armstrong             W. Conshohocken, PA         February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


(1) Due to a transaction with AlphaOne Investment Services, LLC, an investment adviser registered with the U.S. Securities and Exchange Commission, as of January 1, 2010 Redstone Investment Management, LP no longer has investment discretion over any 13F equity securities. This will be the last 13F filing made by Redstone Investment Management, LP.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name









SK 04017 0003 1072299